Obligations Under Guarantees and Other Off-balance Sheet Instruments (Contractual or Notional Amounts of Guarantees) (Detail) - JPY (¥) ¥ in Billions	Sep. 30, 2021	Mar. 31, 2021
Guarantor Obligations [Line Items]
Contractual or Notional amount	¥ 58,465	¥ 56,443
Standby letters of credit and financial guarantees
Guarantor Obligations [Line Items]
Contractual or Notional amount	4,245	4,055
Performance guarantees
Guarantor Obligations [Line Items]
Contractual or Notional amount	3,350	3,193
Derivative Instruments
Guarantor Obligations [Line Items]
Contractual or Notional amount	40,425	38,499
Liabilities of trust accounts
Guarantor Obligations [Line Items]
Contractual or Notional amount	10,411	10,656
Other
Guarantor Obligations [Line Items]
Contractual or Notional amount	¥ 34	¥ 40